Equity - Schedule of the Company’s Activities and Status of the Warrant (Details) - $ / shares		6 Months Ended
	Sep. 30, 2024	Mar. 31, 2025
Schedule of the Company’s Activities and Status of the Warrant [Abstract]
Outstanding, Number of Warrant, ending balance (in Shares)	62,500	62,500
Outstanding, Weighted Average Exercise Price, ending balance	$ 4	$ 4
Outstanding, Weighted Average Remaining Term (Years), ending balance	4 years 3 months 18 days	3 years 9 months 18 days
Exercised, Number of Warrant (in Shares)
Exercised, Weighted Average Exercise Price
Forfeited or expired, Number of Warrant (in Shares)
Forfeited or expired, Weighted Average Exercise Price